Pacer S&P World 3AI Top 300 ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Communication Services - 5.8%
Alphabet, Inc. - Class A	12	$ 4,274
Alphabet, Inc. - Class C	9	3,210
AppLovin Corp. - Class A (a)	10	3,959
Auto Trader Group PLC (b)	581	4,101
CyberAgent, Inc.	337	3,083
Electronic Arts, Inc.	14	2,938
Hakuhodo DY Holdings, Inc.	404	3,307
Kakaku.com, Inc.	108	2,505
Live Nation Entertainment, Inc. (a)	16	2,786
LY Corp.	1,247	3,502
Meta Platforms, Inc. - Class A	11	6,124
NTT, Inc.	2,514	2,408
Pinterest, Inc. - Class A (a)	320	7,683
Reddit, Inc. - Class A (a)	27	3,798
Telekom Austria AG	347	4,057
Telstra Group Ltd.	869	3,070
Vodafone Group PLC	2,417	3,839
		64,644

Consumer Discretionary - 7.4%
ABC-Mart, Inc.	185	3,166
Amazon.com, Inc. (a)	14	3,802
DoorDash, Inc. - Class A (a)	31	6,081
eBay, Inc.	27	3,078
Evolution AB (a)(b)	58	4,435
Fast Retailing Co. Ltd.	5	2,457
Food & Life Cos. Ltd.	74	2,586
General Motors Co.	56	4,976
Global-e Online Ltd. (a)	171	6,722
Hilton Worldwide Holdings, Inc.	9	2,884
Industria de Diseno Textil SA	50	3,254
InterContinental Hotels Group PLC	21	3,375
Koito Manufacturing Co. Ltd.	120	2,034
Lululemon Athletica, Inc. (a)	34	4,042
Marriott International, Inc. - Class A	7	2,610
Mazda Motor Corp.	299	2,211
Niterra Co. Ltd.	39	2,308
Nitori Holdings Co. Ltd.	130	2,074
Pearson PLC	213	3,608
Ross Stores, Inc.	11	2,762
Shimamura Co. Ltd.	123	2,590
Stanley Electric Co. Ltd.	136	2,984
Tesla Motors, Inc. (a)	10	3,112
USS Co. Ltd.	201	2,549
Yokohama Rubber Co. Ltd.	49	2,362
		82,062

Consumer Staples - 2.7%
Koninklijke Ahold Delhaize NV	61	2,417
Nissin Foods Holdings Co. Ltd.	122	2,213
Shiseido Co. Ltd.	178	3,529
Shufersal Ltd.	221	3,160

Strauss Group Ltd.	65	2,463
Suntory Beverage & Food Ltd.	88	2,544
Tesco PLC	479	3,160
Toyo Suisan Kaisha Ltd.	33	2,150
Unicharm Corp.	372	2,353
Wilmar International Ltd.	1,168	3,579
Yamazaki Baking Co. Ltd.	123	2,597
		30,165

Energy - 9.2%
Aker BP ASA	91	3,212
BP PLC	551	4,103
Cameco Corp.	45	3,884
Canadian Natural Resources Ltd.	67	3,192
Cenovus Energy, Inc.	147	4,432
ConocoPhillips	26	3,132
Delek Group Ltd.	120	3,146
Eni SpA	132	3,650
EOG Resources, Inc.	26	3,866
Equinor ASA	82	3,343
Frontline PLC	84	3,331
Galp Energia SGPS SA	134	3,043
Hafnia Ltd.	539	4,137
Imperial Oil Ltd.	36	4,667
Marathon Petroleum Corp.	13	4,114
Neste Oyj	88	3,101
Occidental Petroleum Corp.	58	3,310
OMV AG	45	3,277
Repsol SA	177	5,384
Santos Ltd.	536	2,957
Shell PLC	78	3,557
Subsea 7 SA	76	2,553
Suncor Energy, Inc.	68	4,566
Tenaris SA	97	2,790
TotalEnergies SE	38	3,349
Valero Energy Corp.	13	4,068
Var Energi ASA	851	4,238
Yancoal Australia Ltd.	861	3,375
		101,777

Financials - 16.3%
Admiral Group PLC	67	3,406
AIA Group Ltd.	390	3,941
AIB Group PLC	343	4,056
Allianz SE	7	3,491
Arch Capital Group Ltd. (a)	29	2,915
Assicurazioni Generali SpA	88	4,464
Bank Hapoalim BM	165	4,013
Bank Leumi Le-Israel BM	173	4,097
BOC Hong Kong Holdings Ltd.	629	4,187
CaixaBank SA	294	4,260
Credit Agricole SA	148	3,290
Daiichi Life Group, Inc.	230	2,773
DBS Group Holdings Ltd.	76	4,387
DNB Bank ASA	103	3,315
FIBI Holdings Ltd.	43	4,219
First International Bank Of Israel Ltd.	56	4,331
Fiserv, Inc. (a)	59	3,183
Great-West Lifeco, Inc.	70	4,641

Hachijuni Nagano Bank Ltd.	201	3,168
Harel Insurance Investments & Financial Services Ltd.	78	4,484
ING Groep NV	87	3,054
Intesa Sanpaolo SpA	388	2,926
Israel Discount Bank Ltd. - Class A	281	2,938
Iyogin Holdings, Inc.	127	2,901
Kyoto Financial Group, Inc.	128	3,570
Legal & General Group PLC	866	3,506
Lloyds Banking Group PLC	2,607	4,030
Manulife Financial Corp.	90	3,997
Mebuki Financial Group, Inc.	404	3,801
Medibank Pvt Ltd.	843	3,067
Mitsubishi UFJ Financial Group, Inc.	120	2,693
Mizrahi Tefahot Bank Ltd.	48	3,576
Mizuho Financial Group, Inc.	44	2,259
MS&AD Insurance Group Holdings, Inc.	119	3,683
MSCI, Inc.	6	3,434
NN Group NV	56	5,269
ORIX Corp.	56	2,256
Oversea-Chinese Banking Corp. Ltd.	199	4,520
PayPal Holdings, Inc.	69	3,948
Phoenix Financial Ltd.	60	3,376
Plus500 Ltd.	75	3,952
Poste Italiane SpA	100	3,022
Power Corp. of Canada	53	3,622
Singapore Exchange Ltd.	192	3,662
Sompo Holdings, Inc.	75	3,353
Sumitomo Mitsui Financial Group, Inc.	53	2,270
Sumitomo Mitsui Trust Group, Inc.	324	3,368
Sun Life Financial, Inc.	51	4,231
Toronto-Dominion Bank	28	3,356
Vienna Insurance Group AG Wiener Versicherung Gruppe	54	4,415
		180,676

Health Care - 2.3%
Argenx SE (a)	4	3,436
Asahi Intecc Co. Ltd.	100	2,258
Ascendis Pharma AS (a)	15	3,659
Galderma Group AG	15	3,261
ICON PLC (a)	21	3,435
Medipal Holdings Corp.	126	2,283
Sigma Healthcare Ltd.	1,762	3,645
Swedish Orphan Biovitrum AB (a)	64	3,163
		25,140

Industrials - 13.6%
ABB Ltd.	42	4,131
ACS Actividades de Construccion y Servicios SA	25	3,180
ALSOK Co. Ltd.	324	2,389
AMETEK, Inc.	13	3,142
AutoStore Holdings Ltd. (a)(b)	2,722	3,444
Bouygues SA	51	2,868
Caterpillar, Inc.	4	3,259
Cathay Pacific Airways Ltd.	2,399	4,466
CK Hutchison Holdings Ltd.	460	4,317
Computershare Ltd.	135	3,889
Daifuku Co. Ltd.	57	2,143
DHL Group	51	3,397
Diploma PLC	35	3,453

Eaton Corp. PLC	8	3,322
El Al Israel Airlines	889	3,953
Elbit Systems Ltd.	4	3,222
Epiroc AB	80	2,051
Epiroc AB - Class B (a)	50	1,095
Fujikura Ltd.	96	2,517
GE Vernova, Inc.	6	5,942
General Electric Co.	9	3,241
Howmet Aerospace, Inc.	14	3,952
International Consolidated Airlines Group SA	507	2,951
Jardine Cycle & Carriage Ltd.	149	3,416
Kandenko Co. Ltd.	66	2,227
Makita Corp.	65	2,117
MINEBEA MITSUMI, Inc.	100	2,327
NGK Corp.	59	2,074
NIDEC CORP (a)	163	2,654
Obayashi Corp.	109	2,168
Persol Holdings Co Ltd.	1,550	2,570
Prysmian SpA	21	2,911
Recruit Holdings Co. Ltd.	33	2,603
Rockwell Automation, Inc.	7	3,360
Rolls-Royce Holdings PLC	209	4,134
Securitas AB - Class B	191	3,069
Siemens Energy AG	23	3,910
Singapore Technologies Engineering Ltd.	486	3,820
Strabag SE	42	4,059
Thomson Reuters Corp.	47	4,611
Toromont Industries Ltd.	21	3,159
Vertiv Holdings Co. - Class A	26	6,281
Vestas Wind Systems AS	132	3,554
Wallenius Wilhelmsen ASA	214	3,335
Wartsila OYJ Abp	76	2,571
Westinghouse Air Brake Technologies Corp.	10	2,908
		150,162

Information Technology - 38.6% (c)
Adobe, Inc. (a)	25	6,260
Advanced Micro Devices, Inc. (a)	13	6,190
Advantest Corp.	15	3,064
Amphenol Corp. - Class A	29	4,660
Analog Devices, Inc.	15	5,511
Apple, Inc.	20	6,178
Applied Materials, Inc.	12	6,092
ARM Holdings PLC - ADR (a)	19	4,554
ASM International NV	4	3,696
ASML Holding NV	3	4,962
Atlassian Corp. - Class A (a)	65	6,566
Autodesk, Inc. (a)	23	5,387
Azbil Corp.	206	2,156
BIPROGY, Inc.	79	2,417
Broadcom, Inc.	16	6,228
Brother Industries Ltd.	91	2,294
Cadence Design System, Inc. (a)	15	5,100
Camtek Ltd. (a)	17	2,370
Canon Marketing Japan, Inc.	112	2,536
Capgemini SE	30	3,546
Celestica, Inc. (a)	13	4,302
Cellebrite DI Ltd. (a)	309	4,558
CGI, Inc.	42	3,074

Check Point Software Technologies Ltd. (a)	28	3,560
Cloudflare, Inc. - Class A (a)	27	7,532
Cognizant Technology Solutions Corp. - Class A	91	5,037
Constellation Software, Inc.	1	2,142
CoreWeave, Inc. - Class A (a)	29	2,081
Corning, Inc.	32	4,424
Crowdstrike Holdings, Inc. - Class A (a)	36	6,871
Dassault Systemes SE	126	2,913
Datadog, Inc. - Class A (a)	26	6,967
Dell Technologies, Inc. - Class C	16	6,486
Descartes Systems Group, Inc. (a)	41	3,079
Disco Corp.	6	2,205
Figma, Inc. - Class A (a)	165	4,013
Fortinet, Inc. (a)	43	6,964
FUJIFILM Holdings Corp.	89	2,110
Halma PLC	46	2,188
Hewlett Packard Enterprise Co.	106	5,077
Hirose Electric Co. Ltd.	16	2,753
HP, Inc.	221	6,027
HubSpot, Inc. (a)	31	7,358
Ibiden Co. Ltd.	18	1,884
Infineon Technologies AG	33	2,347
Intel Corp. (a)	51	4,600
International Business Machines Corp.	12	2,684
Intuit, Inc.	20	6,321
JFrog Ltd. (a)	68	5,426
Keysight Technologies, Inc. (a)	6	1,914
Kioxia Holdings Corp. (a)	5	1,461
KLA Corp.	28	5,119
Kokusai Electric Corp.	61	2,846
Kyocera Corp.	69	1,601
Lam Research Corp.	18	5,274
Lasertec Corp.	10	2,383
Logitech International SA	34	3,452
Marvell Technology, Inc.	23	4,314
Microchip Technology, Inc.	59	4,383
Micron Technology, Inc.	7	5,761
Microsoft Corp.	13	6,041
Monday.com Ltd. (a)	68	5,926
Monolithic Power Systems, Inc.	4	5,704
Murata Manufacturing Co. Ltd.	33	1,538
Next Vision Stabilized Systems Ltd.	32	2,487
Nice Ltd. (a)	49	4,769
Nomura Research Institute Ltd.	56	1,649
Nordic Semiconductor ASA (a)	230	3,851
Nova Ltd. (a)	6	2,406
NVIDIA Corp.	30	6,023
NXP Semiconductors NV	17	3,896
Obic Co. Ltd.	85	2,417
Open Text Corp.	214	5,425
Oracle Corp.	23	2,987
Oracle Corp. Japan	32	1,786
Otsuka Corp.	117	2,408
Palantir Technologies, Inc. - Class A (a)	46	5,661
Palo Alto Networks, Inc. (a)	23	7,632
PTC, Inc. (a)	31	4,253
QUALCOMM, Inc.	28	4,133
Renesas Electronics Corp.	83	1,796
Rohm Co. Ltd.	65	1,769
Roper Technologies, Inc.	13	5,096

Sage Group PLC	331		4,342
salesforce.com, Inc.	33		6,073
SCREEN Holdings Co. Ltd.	35		2,772
Seagate Technology Holdings PLC	7		5,993
ServiceNow, Inc. (a)	43		4,783
Shopify, Inc. - Class A (a)	34		3,982
Snowflake, Inc. - Class A (a)	23		6,745
STMicroelectronics NV	52		2,739
Super Micro Computer, Inc. (a)	202		5,737
Synopsys, Inc. (a)	8		3,110
TE Connectivity PLC	20		4,114
Technology One Ltd.	106		2,294
Texas Instruments, Inc.	20		5,515
TIS, Inc.	131		3,112
Tokyo Electron Ltd.	7		2,442
Trend Micro, Inc.	51		2,033
Wix.com Ltd. (a)	122		6,714
Workday, Inc. - Class A (a)	43		6,895
Zscaler, Inc. (a)	32		4,838
			427,144

Materials - 0.6%
CCL Industries, Inc. - Class B	48		3,183
Franco-Nevada Corp.	14		2,978
			6,161

Real Estate - 1.1%
CK Asset Holdings Ltd.	648		3,953
Daito Trust Construction Co. Ltd.	117		2,477
Tokyu Fudosan Holdings Corp.	294		2,470
UOL Group Ltd.	376		2,903
			11,803

Utilities - 2.1%
EDP - Energias de Portugal SA	549		2,830
Electric Power Development Co. Ltd.	142		3,391
Endesa SA	73		3,566
Enel SpA	329		3,718
EVN AG	94		3,176
Snam SpA	397		2,695
Verbund AG - Class A	48		3,296
			22,672
TOTAL COMMON STOCKS (Cost $1,119,764)			1,102,406

REAL ESTATE INVESTMENT TRUSTS - 0.2%	Shares		Value
Real Estate - 0.2%
GLP J-Reit	3		2,734
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,584)			2,734

TOTAL INVESTMENTS - 99.9% (Cost $1,122,348)			1,105,140
Other Assets in Excess of Liabilities - 0.1%		0.00083	923
TOTAL NET ASSETS - 100.0%			$ 1,106,063

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $11,980 or 1.1% of the Fund’s net assets.

(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer S&P World 3AI Top 300 ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,102,406	$ –	$ –	$ 1,102,406
Real Estate Investment Trusts	2,734	–	–	2,734
Total Investments	$ 1,105,140	$ –	$ –	$ 1,105,140

Refer to the Schedule of Investments for further disaggregation of investment categories.